Risk management	12 Months Ended
Dec. 31, 2018
Risk management
Risk management

30.Risk management

The main risks that could adversely affect the Group’s financial assets, liabilities or future cash flows are foreign exchange risk, liquidity and credit risk. Management reviews and approves policies for managing each of the risks which are summarized below.

Foreign exchange risk

Foreign exchange risk is the risk that fluctuations in exchange rates will adversely affect items in the Group’s statement of comprehensive income, statement of financial position and/or cash flows. Foreign currency denominated assets and liabilities give rise to foreign exchange exposure.

During the last public offering, the Company increased its issued share capital and received approximately U.S. $89 mln, of which U.S. $30 mln remained at the account of the Company as of December 31, 2018 after part of these funds was spent for merges and acquisitions (M&A) and certain operational needs in the normal course of the business. The major part of these proceeds is accounted as other short-term bank deposits in cash and cash equivalents as of December 31, 2018 and as of December 31, 2017. Due to appreciation of U.S. $ rate against RUB for the year ended December 31, 2018 and depreciation for the year ended December 31, 2017 the Group recorded foreign exchange gain in the amount of 433 and loss in the amount of 236 respectively. The Group intends to use these funds for settlement of its U.S. $ denominated obligations that will arise from its M&A activity or for capital expenditures in the normal course of business in the future.

Foreign currency sensitivity

The following tables demonstrate the sensitivity to a reasonably possible change in US Dollar and Euro exchange rates against Ruble, with all other variables held constant. The impact on the Group’s profit before tax is due to changes in the carrying amount of monetary assets and liabilities denominated in US Dollar and Euro when these currencies are not functional currencies of the respective Group subsidiary. The Group’s exposure to foreign currency changes for all other currencies is not material.

		Effect on profit before tax
	change in US Dollar	Gain/(loss)
2018	+14%	329
	-14%	(329)

2017	+11%	83
	-11%	(83)

		Effect on profit before tax
	change in Euro	Gain/(loss)
2018	+14%	196
	- 14%	(196)

2017	+12.5%	36
	- 12.5%	(36)

Liquidity risk and capital management

The Group uses cash from shareholders’ contributions, has sufficient cash and does not have any significant outstanding debt other than interbank debt with short maturities (classified as due to banks). Deposits received from agents are also due on demand, but are usually offset against future payments processed through agents. The Group expects that agent’s deposits will continue to be offset against future payments and not be called by the agents. Сustomer accounts and amounts due to banks, trade and other payables are due on demand.

Since 2014 Russian economy has been going through a period of macroeconomic slowdown and liquidity shortage in a number of markets (including those in which the Group operates), caused among other things by falling oil prices, ruble devaluation and the economic sanctions regime. Banks and other entities in Russia decreased credit limits in their everyday operations and it was noted that the Group’s merchants and partners also started and in certain cases continued to request from the Group larger collaterals to hedge their risks. The Group was able to manage these conditions and requirements to date, though the liquidity shortage in the market if exacerbated may have further negative effects on the Group’s operations, which cannot be now reliably estimated.

According to CBR requirements, a bank’s capital calculated based on CBR instruction should be not less than certain portion of its risk-adjusted assets. As of December 31, 2018, QIWI Bank JSC’s capital ratio is above the minimal level required of 8%.  The Group monitor the fulfillment of requirements on a daily basis and send the reports to CBR on a monthly basis. During the years ended December 31, 2018 and 2017 QIWI Bank JSC met the capital adequacy requirements.

The Group manages its capital structure and makes adjustments to it, in light of changes in economic conditions. Capital includes share capital, share premium, additional paid-in capital, other reserves and translation reserve. To maintain or adjust the capital structure, the Group may make dividend payments to shareholders, return capital to shareholders or issue new shares. Currently, the Group requires capital to finance its growth, but it generates sufficient cash from its operations. The table below summarizes the maturity profile of the Company’s financial liabilities based on contractual undiscounted payments.

		Due:
				More than a
	Total	On demand	Within a year	year
Trade and other payables (Note 18)	27,499	27,499	—	—
Customer accounts and amounts due to banks (Note 19)	18,105	16,002	1,866	237
Total as of December 31, 2018	45,604	43,501	1,866	237

		Due:
				More than a
	Total	On demand	Within a year	year
Trade and other payables (Note 18)	19,599	19,599	—	—
Customer accounts and amounts due to banks (Note 19)	3,182	3,071	111	—
Total as of December 31, 2017	22,781	22,670	111	—

Credit risk

Financial assets of the Group, which potentially subject us and our subsidiaries, joint ventures and associates to credit risk, consist principally of trade receivables, loans issued, cash and short-term investments. The Group sells services on a prepayment basis or ensures that its receivables are from customers with an appropriate credit history – large merchants and agents with sufficient and appropriate credit history. The Group’s receivables from merchants and others, except for agents, are generally non-interest-bearing and do not require collateral. Receivables from agents are interest-bearing and unsecured. The Group holds cash primarily with reputable Russian and international banks, including CBR, which management considers having minimal risk of default, although credit ratings of Russian and Kazakh banks are generally lower than those banks in more developed markets. Short-term investments include fixed-rate debt instruments issued by Russian Government.

An impairment analysis is performed at each reporting date using a provision matrix to measure expected credit losses. The provision rates are based on days past due for groupings of various customer segments with similar loss patterns. The carrying amount of accounts receivable, net of allowance for impairment of receivables, represents the maximum amount exposed to the credit risk for this type of receivables (Note 13).

Set out below is the information about the credit risk exposure on the Group’s trade and other receivables (exept for advances issued) using a provision matrix:

December 31, 2018	Days past due
	Current and
	<30 days	30-60 days	61-90 days	>91 days	Total
Expected credit loss rate	0.26%	3%	36%	98%
Exposure at default	7,672	96	22	331	8,121
Expected credit loss	(20)	(3)	(8)	(323)	(354)

The Group evaluates the concentration of risk with respect to trade and other receivables as low, as its customers are located in several jurisdictions and industries and operate in largely independent markets. The table below demonstrates the largest counterparties’ balances, as a percentage of respective totals:

	Trade and other receivables
	As of December 31,	As of December 31,
	2017	2018
Concentration of credit risks by main counterparties, % from total amount
Top 5 counterparties	47%	40%
Others	53%	60%

The Group is also exposed to substantial credit risk through our payment-by-installment card project SOVEST, where Qiwi Bank JSC serves as a lender and bears all credit risk on outstanding loans. When granting loans on SOVEST cards, the Group uses automated scoring solvency models and evaluate individually each application for the probability of fraud and social default. It uses the information from the major credit bureaus as well as certain other data including the evaluation of the potential effects of changes in macroeconomic conditions and regional affiliation of the applicant in order to approve or reject the application. Qiwi Bank can then use manual verification for determining the credit limit for the approved applicants. Qiwi Bank runs advanced forward-looking models that are based on the analysis of the transactional behavior of individual customers in order to predict and stimulate usage as well as prevent fraud, and Qiwi Bank uses a migration matrix approach for calculation of the loan loss provisions.

Qiwi Bank distributes its installment cards to customers on a federal scale, across all regions of Russia. Our target audience includes Russian citizens with the permanent registration and aged 18 to 70 years. Qiwi Bank also uses a variety of distribution channels and strategies to obtain clients and therefore believe that its credit risk is broadly diversified.

The management established a credit committee that develops and approves general principles for lending and takes special measures to mitigate credit risk such as a reduction of the credit limits for unreliable clients and more advanced scoring models for the new borrowers. See Note 12 for the carrying amount of loans issued and the maximum amount exposed to the credit risk for these type of assets.